Long Term Debt - Consolidated Debt Obligations (Parenthetical) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
OLLC $2.0 billion revolving credit facility [Member]
Debt Obligations [Abstract]
Senior Notes maturity date	March 2018
Revolving credit facility	$ 2,000,000,000
Senior Secured Notes [Member] | Notes Due 2021 [Member]
Debt Obligations [Abstract]
Senior Notes maturity date	May 2021
Estimated fair value of fixed rate debt	563,500,000	721,000,000
Senior Secured Notes [Member] | Notes Due 2022 [Member]
Debt Obligations [Abstract]
Senior Notes maturity date	August 2022
Estimated fair value of fixed rate debt	$ 380,000,000